Income Tax Expense / (Benefit) (Detail) - USD ($) $ in Millions		12 Months Ended
		Sep. 29, 2018		Sep. 30, 2017	Oct. 01, 2016
Current
Federal		$ 2,240		$ 3,229	$ 3,146
State		362		360	154
Foreign	[1]	642		489	533
Current Income Tax Expense (Benefit), Total		3,244		4,078	3,833
Deferred
Federal		(1,577)	[2]	370	1,172
State		(20)		5	100
Foreign		16		(31)	(27)
Deferred Income Tax Expense (Benefit), Total		(1,581)		344	1,245
Income taxes		$ 1,663		$ 4,422	$ 5,078

[1]	Includes foreign withholding taxes
[2]	Includes the Deferred Remeasurement